Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Changes in Property, Plant and Equipment
The changes in property, plant and equipment during the fiscal years ended on December 31, 2023 and 2022 are as follows:

Item	12/31/2023
	Original value at beginning of fiscal year	Total life estimated in years	Increases	Acquisitions through business combination (1)	Decreases	Transfers	Difference for conversion	Depreciation for the fiscal year						Residual value at the end of the fiscal year
								Accumulated (2)	Transfers	Decrease	Difference for conversion	For the fiscal year	At the end
Cost
Real property	296,471,464	50	1,698,607	37,387,065	169,694	1,333,037		44,278,564	(143,510)	27,456		7,936,570	52,044,168	284,676,311
Furniture and facilities	46,034,760	10	1,636,743	10,349,070	146,844	1,790,289	497	30,133,853	1,852	147,250	68	4,123,432	34,111,955	25,552,560
Machinery and equipment	66,838,838	5	8,754,727	28,867,455	6,865,320	358,865	31,688	71,145,727	1,218	6,865,377	4,591	9,247,787	73,533,946	24,452,307
Vehicles	8,952,891	5	2,639,490	355,138	826,096	(9,130)	11,224	7,465,702	6,751	669,916	3,033	1,054,300	7,859,870	3,263,647
Other	2,580	3	17,939	7,462,091	464		15,286	7,418,402		464	1,519	2,015	7,421,472	75,960
Work in progress	4,037,144		8,985,716	72,307	47,874	(4,500,626)								8,546,667
Right of use real property	25,292,305	5	3,573,457	7,490,744	1,451,563	4,327	39,898	22,852,126	(690)	680,745	52,506	4,569,172	26,792,369	8,156,799
Right of use furniture		5	2,491,606									428,471	428,471	2,063,135

Total property, plant and equipment	447,629,982		29,798,285	91,983,870	9,507,855	(1,023,238)	98,593	183,294,374	(134,379)	8,391,208	61,717	27,361,747	202,192,251	356,787,386

(1)	Additionally, see Note 14.
(2)	Accumulated depreciation on the assets of Banco BMA SAU and Macro Agro SAU are included.

Item	12/31/2022
	Original value at beginning of fiscal year	Total life estimated in years	Increases	Acquisitions through business combination	Decreases	Transfers	Difference for conversion	Depreciation for the fiscal year						Residual value at the end of the fiscal year
								Accumulated	Transfers	Decrease	Difference for conversion	For the fiscal year	At the end
Cost
Real property	290,736,623	50	1,854,495		380,457	4,260,803		29,224,299	(244,540)	65,389		6,375,157	35,289,527	261,181,937
Furniture and facilities	40,106,711	10	1,288,068		5,163	4,645,706	(562)	19,758,774	14	1,679	(456)	3,580,774	23,337,427	22,697,333
Machinery and equipment	57,044,080	5	6,536,319		17,433	3,276,434	(562)	39,382,638	(4,781)	16,703	(1,423)	8,383,468	47,743,199	19,095,639
Vehicles	8,105,932	5	1,401,175		549,642	(28,674)	24,100	6,646,687	(2,177)	359,190	45	819,156	7,104,521	1,848,370
Other	5,414	3					(2,834)	2,580			(3,297)	1,738	1,021	1,559
Work in progress	9,621,931		8,438,425			(14,023,212)								4,037,144
Right of use real property	22,900,818	5	2,700,690		299,565		(9,638)	12,783,172		185,885	(790)	4,346,326	16,942,823	8,349,482

Total property, plant and equipment	428,521,509		22,219,172		1,252,260	(1,868,943)	10,504	107,798,150	(251,484)	628,846	(5,921)	23,506,619	130,418,518	317,211,464